Income Tax Expense (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2024 CNY (¥) $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥) $ / shares	Dec. 31, 2022 $ / shares
Income Tax Expense [Line Items]
Statutory income tax rate	25.00%		25.00%		25.00%
Corporate income tax	20.00%
Percentage of actual taxable amount	25.00%
PRC statutory income tax rate	25.00%
Effective Income Tax Rate Reconciliation, Tax Holiday, Amount	¥ 3,400,000		¥ 7,200,000
Basic earnings per ordinary share | $ / shares		$ 0.03		$ 0.12	$ 0.1
Diluted earnings per ordinary share | $ / shares		$ 0.03		$ 0.11	$ 0.09
Net operating loss carryforwards	48,733,683	$ 48,733,683
Deferred tax assets net operating loss carryforwards	12,183,421	$ 12,183,421	¥ 10,041,747	$ 10,041,747
Cumulative amount of temporary difference in respect of investments PRC subsidiaries	¥ 2,991,238,191
Percentage of withholding income tax	10.00%	10.00%
Amount of unrecognized deferred tax liabilities	¥ 299,123,819	$ 299,123,819
PRC [Member]
Income Tax Expense [Line Items]
Statutory income tax rate	25.00%
PRC statutory income tax rate	5.00%
Basic earnings per ordinary share | ¥ / shares	¥ 0.002		¥ 0.005
Diluted earnings per ordinary share | ¥ / shares	¥ 0.003		¥ 0.005